LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	$ 61,147	$ 62,449	$ 64,361
Finance lease cost			18,398
Gain from the disposal of financing lease right-of-use asset			$ 18,994